Note 3 - Goodwill and Intangible Assets (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Jan. 31, 2013
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Goodwill [Table Text Block]
Balance – beginning	$-
Goodwill resulting from acquisitions occurring in April 2013	31,028,723
Balance - September 30, 2013	$31,028,723

Balance at January 31, 2010	$10,797,649
Contingent payments	247,640
Effects of foreign exchange	(169,271)
Balance at January 31, 2011	10,876,018
Contingent payments	99,723
Effects of foreign exchange	(6,593)
Balance at January 31, 2012	10,969,148
Effects of foreign exchange	3,399
Balance at January 31, 2013	$10,972,547

Schedule of Finite-Lived Intangible Assets [Table Text Block]
	Weighted Average Amortization Years	Gross Carrying Amount	Accumulated Amortization	Net carrying Amount
Software and technology	5	$9,607,000	$(860,148)	$8,746,852
Customer relationships	7	17,276,000	(1,012,788)	16,263,212
Partner relationships	7	8,000,000	(500,640)	7,499,360
Tradenames and trademarks	5	3,318,000	(89,945)	3,228,055
Covenant not-to-compete	4	1,600,000	(187,808)	1,412,192
Total		$39,801,000	$(2,651,329)	$37,149,671
	Weighted Average Amortization Years	Gross Carrying Amount	Accumulated Amortization	Net carrying Amount
Software and technology	5	$6,430,000	$(6,430,000)	$-
Customer relationships	8	4,921,204	(4,399,984)	521,220
Tradenames and trademarks	7	463,068	(299,845)	163,223
Covenant not-to-compete	5	270,952	(270,952)	-
Total		$12,085,224	$(11,400,781)	$684,443

	January 31, 2013
	Weighted Average Amortization Years	Gross Carrying Amount	Accumulated amortization	Net carrying amount
Software	5	$6,430,000	$(6,430,000)	$-
Customer relationships	8	4,921,204	(4,399,984)	521,220
Tradename	7	463,068	(299,845)	163,223
Covenant not-to-compete	5	270,952	(270,952)	-
Total		$12,085,224	$(11,400,781)	$684,443
	January 31, 2012
	Weighted Average Amortization Years	Gross Carrying Amount	Accumulated amortization	Net carrying amount
Software	5	$6,430,000	$(6,408,510)	$21,490
Customer relationships	8	4,916,569	(3,912,070)	1,004,499
Tradename	7	462,776	(246,998)	215,778
Covenant not-to-compete	5	270,623	(248,388)	22,235
Total		$12,079,968	$(10,815,966)	$1,264,002
	January 31, 2011
	Weighted Average Amortization Years	Gross Carrying Amount	Accumulated amortization	Net carrying amount
Software	5	$6,430,000	$(6,302,510)	$127,490
Customer relationships	8	4,926,983	(3,255,537)	1,671,446
Tradename	7	463,432	(194,836)	268,596
Covenant not-to-compete	5	271,361	(194,707)	76,654
Total		$12,091,776	$(9,947,590)	$2,144,186

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense [Table Text Block]
2013	$4,138,082
2014	5,900,000
2015	5,900,000
2016	5,900,000
2017	5,900,000
Thereafter	12,062,918
Total	$39,801,000

2014	$157,263
2015	143,595
2016	140,120
2017	140,120
2018	103,343